Other Current Liabilities	12 Months Ended
Sep. 28, 2013
Other Liabilities, Current [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
Other current liabilities at September 28, 2013, and September 29, 2012, include:

	in millions
	2013	2012
Accrued salaries, wages and benefits	$419	$382
Self-insurance reserves	267	274
Other	452	287
Total other current liabilities	$1,138	$943